MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2019
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2017	2018	2019
	$	$	$
Company A	—	718,341	—

23. MAJOR CUSTOMERS (Continued)

The accounts receivable from three customers with the largest receivable balances represents 17%, 5% and 4% of the balance of the account at December 31, 2019, and 12%, 5% and 5% of the balance of the account at December 31, 2018, respectively. The balance from the customer with the largest receivable balance is $59,224 and $74,376 as of December 31, 2018 and 2019, respectively.